PLANT AND EQUIPMENT, NET (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Buildings and Improvements Gross Collateral To Bank Loan	¥ 197,627	¥ 196,066
Depreciation	¥ 21,901	¥ 21,832	¥ 22,262